SEGMENT INFORMATION (Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Assets	$ 56,308	$ 36,580	$ 29,477
Reportable segments
Disclosure of operating segments [line items]
Assets	19,250	16,527
Reportable segments | Utilities
Disclosure of operating segments [line items]
Assets	5,825	4,864
Reportable segments | Transport
Disclosure of operating segments [line items]
Assets	6,916	6,424
Reportable segments | Energy
Disclosure of operating segments [line items]
Assets	5,589	4,722
Reportable segments | Data Infrastructure
Disclosure of operating segments [line items]
Assets	2,204	1,446
Reportable segments | Corporate
Disclosure of operating segments [line items]
Assets	(1,284)	(929)
Contribution from investments in associates
Disclosure of operating segments [line items]
Assets	(2,884)	(2,350)
Attributable to non- controlling interest
Disclosure of operating segments [line items]
Assets	32,621	17,545
Working capital adjustment and other
Disclosure of operating segments [line items]
Assets	$ 7,321	$ 4,858